Fixed assets - Dismantling provision - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets and property, plant and equipment [abstract]
Dismantling provision in the opening balance	€ 901	€ 827	€ 776
Provision reversal with impact on income statement	0	0	0
Discounting with impact on income statement	11	2	5
Utilizations without impact on income statement	(18)	(12)	(24)
Changes in provision with impact on assets	3	79	67
Changes in the scope of consolidation	0
Translation adjustment	0	(10)	2
Reclassifications and other items	0	16	2
Dismantling provision in the closing balance	€ 897	€ 901	€ 827